Statement of Financial Position (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets, Current [Abstract]
Cash and cash equivalents	$ 272.2	$ 29.8	$ 20.2
Receivables, less allowance	175.6	178.8	175.1
Deferred income tax assets, net	2.0	24.5	26.1
Prepaid lease and transit franchise costs	75.9	62.7	65.8
Other prepaid expenses	22.7	15.5	21.8
Other current assets	12.4	5.9	6.0
Total current assets	560.8	317.2	315.0
Assets, Noncurrent [Abstract]
Property and equipment, net	704.4	755.4	807.9
Goodwill	1,860.4	1,865.7	1,877.2
Intangible assets	320.1	364.4	420.0
Other assets	77.1	52.8	44.8
Total assets	3,522.8	3,355.5	3,464.9
Liabilities, Current [Abstract]
Accounts payable	54.3	80.0	77.7
Accrued compensation	28.4	28.2	30.3
Accrued interest	28.4	0.1
Accrued lease costs	18.1	17.7	19.2
Other accrued expenses	42.6	37.7
Other accrued expenses (including accrued interest)		37.8	38.2
Deferred revenues	25.7	22.9	15.9
Other current liabilities	40.4	25.6	24.3
Total current liabilities	237.9	212.2	205.6
Liabilities, Noncurrent [Abstract]
Long-term debt	1,598.2	0	0
Deferred income tax liabilities, net	22.8	288.5	313.8
Asset retirement obligation	32.3	31.7	30.6
Other liabilities	64.6	68.7	71.0
Total liabilities	1,955.8	601.1	621.0
Commitments and Contingencies
Stockholders’ equity/invested equity:
Common Stock	1.2	0
Additional paid-in capital	1,456.6	0
Retained earnings	188.4	0
Invested capital	0	2,829.5	2,909.9
Accumulated other comprehensive loss	(79.2)	(75.1)	(66.0)
Total stockholders’ equity	1,567.0
Total invested equity		2,754.4	2,843.9
Total liabilities and stockholders’ equity/invested equity	$ 3,522.8	$ 3,355.5	$ 3,464.9